Organization and nature of business	6 Months Ended
Jun. 30, 2020
Organization and nature of business
Organization and nature of business

Note 1 – Organization and nature of business

Tantech Holdings Ltd. (“Tantech” or “Tantech BVI”) is a holding company established under the laws of the British Virgin Islands on November 19, 2010. Through its 100% owned operating subsidiaries and entities controlled through VIE agreements, Tantech engages in the research and development, production and distribution of various products made from bamboo, manufacture and sell electric vehicles and non-electric vehicles, as well as investment in mining exploration.

Below is a chart representing the corporate structure as of June 30,2020:

On August 19, 2015, the Board of Directors of Tantech authorized USCNHK Group Limited ("USCNHK"), a 100% owned subsidiary in Hong Kong, to form a wholly-owned subsidiary, Lishui Tantech Energy Tech Co., Ltd. ("LishuiTantech"), as a holding company to hold its 95% equity interest in Tantech Bamboo. On April 7, 2016, LishuiTantech was registered in Lishui, China under the PRC law. On June 24, 2016, Tantech BVI, through LishuiTantech, entered into an equity purchase agreement with the five individual holders of the remaining 5% interest of Tantech Bamboo, to acquire the 5% interest of Tantech Bamboo for 1,018,935 shares of the Company's common stock. The transfer of the 5% equity interest was completed on December 28, 2016. In July 2017, LishuiTantech changed its name to Tantech Holdings (Lishui) Co., Ltd. ("Lishui Tantech").

Zhejiang Tantech Bamboo Technology Co., Ltd. ("Tantech Bamboo" or "Bamboo") was established on December 31, 2005 and is engaged in manufacturing and sale of various products made from bamboo.

Zhejiang Tantech Bamboo Charcoal Co., Ltd. (“Tantech Charcoal” or “Charcoal”) was established on September 5, 2002, and is engaged in the trading business, including the export of charcoal products.

Hangzhou Tanbo Tech Co., Ltd. ("Tanbo Tech" or "Tanbo"), established by Tantech Bamboo on December 8, 2015, is exploring business opportunities outside Lishui area.

Zhejiang Babiku Charcoal Co., Ltd. (“Tantech Babiku” or “Babiku”), established by Tantech Bamboo on October 20, 2015, and is engaged in the production and sales of low emission BBQ charcoal.

Lishui Zhongzhu Charcoal Co., Ltd. (“Lishui Zhongzhu” or “Zhongzhu”), established by Tantech Bamboo on November 18, 2015. It changed its name to Zhejiang Zhongzhu Tourism Development Co., Ltd. on May 17, 2017.

Zhejiang Tantech Energy Tech Co., Ltd. (“Tantech Energy” or “Energy”), was established on September 24, 2008. Tantech Energy engaged in the manufacturing of Electric Double-Layer Capacitor (“EDLC”) carbon. Energy was sold in July 2019. (See Note 5)

Hangzhou Tanbo Tech Co., Ltd. (“Tanbo Tech” or “Tanbo”), established by Tantech Bamboo on December 8, 2015, is exploring business opportunities outside Lishui area.

Due to business strategy change, the Company closed Lishui Zhongzhu and Tantech Babiku during the year ended December 31, 2018. As a result, together with Tantech Energy, the assets and liabilities for these discontinued entities were reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all these discontinued operations, less applicable income taxes (benefit), were reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45. (See Note 5)

Lishui Xincai Industrial Co., Ltd. ("Lishui Xincai") was established on December 14, 2017 by an unrelated third party. On January 8, 2018, the third party transferred all of its shares in Lishui Xincai to Lishui Tantech. Since then, Lishui Xincai has been Lishui Tantech's wholly owned subsidiary. On December 30, 2019, Tantech Bamboo transferred all of its shares in its wholly-owned subsidiary Tantech Charcoal to Lishui Xincai.

On January 2, 2020, Lishui Jikang Energy Technology Co., Ltd. ("Jikang Energy") was established as a wholly owned subsidiary of Lishui Xincai with authorized share capital of RMB 5 million. Jikang Energy is a holding company and does not conduct any substantial business.

On January 3, 2020, Tantech Bamboo transferred all of its shares in its wholly-owned subsidiary Tanbo Tech to Lishui Xincai.

On January 10, 2020, Lishui Tantech transferred all of its shares in its wholly-owned subsidiary Tantech Bamboo to Jikang Energy.

After the above transfers, Tantech Bamboo becomes the wholly-owned subsidiary of Jikang Energy. Jikang Energy, Tanbo Tech and Tantech Charcoal become the wholly-owned subsidiaries of Lishui Xincai.

On July 12, 2017, the Company acquired 70% of the equity interest of Shangchi Automobile Co., Ltd. (“Shangchi Automobile”), formerly known as Suzhou E-Motors Co., Ltd, (“Suzhou E-Motors”) from its original shareholder. Shangchi Automobile is a specialty electric vehicles and power batteries manufacturer based in Zhang Jia Gang City, Jiangsu Province, China. The 70% equity interest include 19% equity interest owned directly through Hangzhou Jiyi Investment Management Co., Ltd (“Jiyi”) and 51% equity interest owned through Hangzhou Wangbo Investment Management Co., Ltd (“Wangbo”). Jiyi is 100% owned through Shanghai Jiamu Investment Management Co., Ltd (“Jiamu”), who is, in turn, wholly owned by Euroasia International Capital (“Euroasia”), a 100% owned subsidiary of the Company. Wangbo is an entity which is controlled through a series of contractual agreements (Note 3).

On November 13, 2018, the Company established Shenzhen E-Motors New Energy Sales Co., Ltd. (“Shenzhen E-Motors”), a sales subsidiary through Shangchi Automobile.

As a result, the Company ultimately controls 70% equity interest of Shangchi Automobile and its subsidiary Shenzhen E-Motors and accounts of Shangchi Automobile and Shenzhen E-Motors are consolidated into those of the Company. Euroasia is incorporated in Hong Kong, PRC. Jiamu is incorporated in Shanghai, PRC. Both Jiyi and Wangbo are incorporated in Hangzhou, PRC. Euroasia also has a fully owned subsidiary Euroasia New Energy Automotive (Jiangsu) Co., Ltd (“Euroasia New Energy”). They are all investment holding companies with no significant business activities. (Collective “E-Motor Holdings”).